Financing Liabilities	12 Months Ended
Mar. 31, 2020
Text block [abstract]
Financing Liabilities
(15) Financing Liabilities
Financing liabilities are classified as financial liabilities measured at amortized cost.
Financing liabilities presented in current liabilities as of March 31, 2019 and 2020 consist of the following:

	Yen (millions)
	2019	2020
Current:
Commercial paper	¥943,905	¥976,606
Loans	366,620	355,667
Medium-term notes	122,080	32,647
Asset-backed securities	41,019	59,747

Subtotal	¥1,473,624	¥1,424,667

Reclassification from non-current liabilities (Current portion)	¥1,715,158	¥1,823,790

Total	¥3,188,782	¥3,248,457

The weighted average interest rates for financing liabilities presented in current liabilities (excluding reclassification from non-current
liabilities) as of March 31, 2019 and 2020 are as follows:

	2019	2020
Weighted average interest rate	1.85%	1.21%
Financing liabilities presented in
non-current
liabilities as of March 31, 2019 and 2020 consist of the following:

	Yen (millions)
	2019	2020
Non-current:
Loans	¥1,235,791	¥1,204,588
Medium-term notes	3,151,868	3,169,407
Corporate bonds	444,517	599,426
Asset-backed securities	1,025,320	1,071,598

Subtotal	¥5,857,496	¥6,045,019

Reclassification to current liabilities (Current portion)	¥(1,715,158)	¥(1,823,790)

Total	¥4,142,338	¥4,221,229

The interest rate range and payment due date for financing liabilities presented in non-current
liabilities (including reclassification to current liabilities) as of March 31, 2019 and 2020 are as follows:

	2019	2020
Loans	Interest rate: 0.10% - 10.50% Due: 2019 - 2046	Interest rate: 0.07% - 11.00% Due: 2020 - 2046
Medium-term notes	Interest rate: 0.35% - 3.88% Due: 2019 - 2028	Interest rate: 0.35% - 3.88% Due: 2020 - 2028
Corporate bonds	Interest rate: 0.01% - 0.59% Due: 2019 - 2023	Interest rate: 0.01% - 1.17% Due: 2020 - 2027
Asset-backed securities	Interest rate: 0.11% - 3.30% Due: 2019 - 2024	Interest rate: 0.11% - 3.30% Due: 2020 - 2024
(Pledged assets)
Pledged assets for financing liabilities as of March 31, 2019 and 2020 are as follows:

	Yen (millions)
	2019	2020
Trade receivables	¥26,286	¥22,093
Receivables from financial services	1,134,489	1,140,583
Inventories	26,677	17,956
Equipment on operating leases	—	81,501
Property, plant and equipment	55,139	1,478

Total	¥1,242,591	¥1,263,611

Receivables from financial services and equipment on operating leases are pledged as collateral for liabilities related to asset-backed securities transactions. Other items are mainly pledged as collateral for secured bank loans.
As is customary in Japan, bank loans are extended under general agreements which provide that security and guarantees for present and future indebtedness will be given upon request of the bank, and that the bank shall have the right to offset cash deposits against obligations that have become due or, in the event of default, against all obligations due to the bank.

(Reconciliation of liabilities arising from financing activities)
The changes in liabilities arising from financing activities for the years ended March 31, 2018, 2019 and 2020 are as follows:
For the year ended March 31, 2018

	Yen (millions)
	Balance as of April 1, 2017	Cash flows from financing activities	Cash flows from operating activities	Non-cash changes				Balance as of March 31, 2018
				Acquisitions	Changes in foreign currency exchange rates	Changes in fair value	Other
Short-term financing liabilities	¥1,162,111	¥101,885	¥—	¥—	¥(28,854)	¥—	¥1,505	¥1,236,647
Long-term financing liabilities	5,647,007	80,042	—	—	(169,403)	—	4,717	5,562,363
Lease liabilities	69,364	(47,449)	—	50,610	(468)	—	566	72,623
Derivative financial liabilities (assets) *2	25,300	—	(3,308)	—	(1,732)	(36,466)	—	(16,206)

Total	¥6,903,782	¥134,478	¥(3,308)	¥50,610	¥(200,457)	¥(36,466)	¥6,788	¥6,855,427

For the year ended March 31, 2019

	Yen (millions)
	Balance as of April 1, 2018	Cash flows from financing activities	Cash flows from operating activities	Non-cash changes				Balance as of March 31, 2019
				Acquisitions	Changes in foreign currency exchange rates	Changes in fair value	Other
Short-term financing liabilities	¥1,236,647	¥221,551	¥—	¥—	¥14,568	¥—	¥858	¥1,473,624
Long-term financing liabilities	5,562,363	174,160	—	—	118,789	—	2,184	5,857,496
Lease liabilities	72,623	(47,106)	—	37,028	(237)	—	—	62,308
Derivative financial liabilities (assets) *2	(16,206)	3,342	(9,187)	—	(859)	47,487	—	24,577

Total	¥6,855,427	¥351,947	¥(9,187)	¥37,028	¥132,261	¥47,487	¥3,042	¥7,418,005

For the year ended March 31, 2020

	Yen (millions)
	Balance as of April 1, 2019	Cash flows from financing activities	Cash flows from operating activities	Non-cash changes				Balance as of March 31, 2020
				Acquisitions	Changes in foreign currency exchange rates	Changes in fair value	Other
Short-term financing liabilities	¥1,473,624	¥(1,993)	¥—	¥—	¥(42,424)	¥—	¥(4,540)	¥1,424,667
Long-term financing liabilities	5,857,496	362,131	—	—	(170,345)	—	(4,263)	6,045,019
Lease liabilities *1	334,540	(78,659)	—	78,923	(3,987)	—	(777)	330,040
Derivative financial liabilities (assets) *2	24,577	(17,462)	(10,001)	—	(434)	14,935	—	11,615

Total	¥7,690,237	¥264,017	¥(10,001)	¥78,923	¥(217,190)	¥14,935	¥(9,580)	¥7,811,341

Explanatory notes:

*1
Honda has adopted IFRS 16 with a date of initial application of April 1, 2019 and recognized additional lease liabilities of ¥272,232 million as of April 1, 2019. For more details on the amount of the additional lease liabilities, see note “(2) Basis of Preparation (d) Changes in Accounting Policies.”

*2
Derivative financial liabilities (assets) are held by the finance subsidiaries of the Company to hedge foreign currency risk for principals and interests payment of long-term financing liabilities. The cash flows related to repayments of principals are included in cash flows from financing activities, while the cash flows related to interest paid are included in cash flows from operating activities.